Share-based payments - Summary of accrued expenses and the intrinsic value recognized in share-based payments (Details) - Performance shares - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	₩ 16,079	₩ 12,746	₩ 10,598
Employees of the subsidiaries	111,056	91,469	82,498
Total	₩ 127,135	₩ 104,215	₩ 93,096

[1]	As of December 31, 2021, all stock options have expired.